DUE TO BANKS AND CORRESPONDENTS, Promotional credit lines (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about promotional credit lines [Line Items]
Promotional credit lines	S/ 4,550,610	S/ 4,389,433
Minimum [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2025	January 2024
Minimum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	5.03%	2.23%
Minimum [Member] | US Dollars [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	4.80%	5.78%
Minimum [Member] | Bolivianos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	4.90%	4.90%
Minimum [Member] | Chilean Pesos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	0.62%	0.88%
Minimum [Member] | Colombian Pesos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	0.45%	0.45%
Maximum [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	April 2035	April 2035
Maximum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	7.86%	9.33%
Maximum [Member] | US Dollars [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	6.14%	7.09%
Maximum [Member] | Bolivianos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	6.90%	6.90%
Maximum [Member] | Chilean Pesos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	0.76%	0.89%
Maximum [Member] | Colombian Pesos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	13.95%	17.64%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Promotional credit lines	S/ 4,550,600	S/ 4,389,400
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Foreign Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	7.75%	7.75%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Minimum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2025	January 2024
Interest rate	6.00%	3.50%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Maximum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2032	January 2032
Interest rate	7.60%	7.60%